Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2014	2013
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2024; bearing weighted average interest of 2.79% and 1.15% at December 31, 2014 and 2013, respectively	¥145	¥211
Capital lease obligations	2,018	2,482

	2,163	2,693
Less current portion	(1,015)	(1,245)

	¥1,148	¥1,448

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2014 were as follows:

(Millions of yen)
Year ending December 31:
2015	¥1,015
2016	519
2017	349
2018	200
2019	75
Thereafter	5

¥2,163